SHORT TERM INVESTMENT (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2023
Investments, All Other Investments [Abstract]
Investments	$ 7,028,594	$ 7,028,594
Management fee description	Management Fee is 1% per annum of net asset value, accrued monthly. Performance Fee is 30% of the appreciation above the high-water mark, subject to a 15% annual hurdle rate. Shares are redeemable, generally on the first business day of each month, subject to a redemption fee of 1%–2%, which may be waived at the discretion of the directors or the investment manager.